(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
(Loss) Earnings Per Share

NOTE 12. (LOSS) EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2020	2019		2018
Numerator:
Net (loss)	$(9,075,353)	$(61,995,758)		$(3,818,737)
Denominator:
Weighted average number of common stock outstanding-basic and diluted	6,406,146	4,422,837	*	4,422,837	*
(Loss) per share – Basic and diluted:	$(1.42)	$(14.02	)*	$(0.85	)*

* - The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.

On October 26, 2020, we filed Amended and Restated Memorandum and Articles of Association with the Registrar of Corporate Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly.